7. Prepayments and other current assets	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets	Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.
ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2014	2013
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	229,994	548,026
Less: Progress billings	(62,489)	(424,397)

Cost and estimated earnings in excess of billings	167,505	123,629

ZHEJIANG JIAHUAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

	2014	2013
	RMB’000	RMB’000

Prepayments and other receivables	11,333	5,141
Deposits	3,067	3,185

	14,400	8,326